Leases - Schedule of Remaining Contractual Maturities of Operating Lease Liabilities (Details) - Jun. 30, 2026	HKD ($)	USD ($)
Leases [Abstract]
2026 (remaining)	$ 1,320,000	$ 168,324
2027	1,789,333	228,173
Total future lease payments	3,109,333	396,497
Less: imputed interest	(95,922)	(12,231)
Present value of operating lease liabilities	$ 3,013,411	$ 384,266